Summary of equity attributable to Novartis AG shareholders (Details) - USD ($) shares in Millions, $ in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2019		Jun. 30, 2018
Disclosure of classes of share capital [line items]
Equity at beginning of period		$ 47,307		$ 71,211		$ 78,692
Exercise of options and employee transactions						200		$ 433
Equity-based compensation, equity impact		175		169		447		356
Shares delivered to divested business employees as a result of spin-off		32				32
Taxes on treasury shares transactions		(185)	[1]			(185)	[2]
Increase of treasury share repurchase obligation under a share buyback trading plan		(2,573)		(363)		(2,289)		(363)
Dividends						(6,645)		(6,966)
Dividend in kind	[3]	2,927				(23,434)
Net income		6,800		7,768		8,567		9,796
Other comprehensive income		90		(1,137)		(667)		145
Transaction costs recorded in equity		(301)		(11)	[4]	(253)	[4]	(11)	[4]
Impact of change in ownership of consolidated entities		(5)		(27)		(5)		24
Other movements	[5]	7				13
Equity at end of period		51,504		76,901		51,504		76,901
Change over period [member]
Disclosure of classes of share capital [line items]
Net income		(968)				(1,229)
Change to prior year-end [member]
Disclosure of classes of share capital [line items]
Equity at end of period		(27,188)				(27,188)
Previously stated [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period						78,692		74,227
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period						3	[6]	60	[7]
Restated Value Adjustments [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period						$ 78,695		$ 74,287
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period						2,311.2		2,317.5
Equity at beginning of period		47,229		71,098
Shares acquired to be cancelled						(32.8)		(9.2)
Shares acquired for cancellation, equity impact						$ (2,819)		$ (700)
Other share purchases						(1.6)		(1.4)
Other share purchases, equity impact						$ (153)		$ (100)
Exercise of options and employee transactions shares						5.5		7.7
Exercise of options and employee transactions						$ 200		$ 433
Equity based compensation shares						9.5		7.2
Equity-based compensation, equity impact		175		169		$ 447		$ 356
Shares delivered to divested business employees as a result of spin-off		32				32
Taxes on treasury shares transactions		(185)	[1]			(185)	[2]
Increase of treasury share repurchase obligation under a share buyback trading plan		(2,573)		(363)		(2,289)		(363)
Dividends						(6,645)		(6,966)
Dividend in kind	[3]	2,927				(23,434)
Net income		6,799		7,768		8,565		9,793
Other comprehensive income		89		(1,135)		(667)		148
Transaction costs recorded in equity		(301)		(11)	[4]	(253)	[4]	(11)	[4]
Impact of change in ownership of consolidated entities		(3)		$ (2)		(3)		$ (3)
Other movements	[5]	$ 7				$ 13
Number of shares outstanding at end of period		2,291.8		2,321.8		2,291.8		2,321.8
Equity at end of period		$ 51,426		$ 76,815		$ 51,426		$ 76,815
Equity attributable to owners of parent [member] | Change to prior year-end [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period						(6.3)
Shares acquired to be cancelled						(23.6)
Shares acquired for cancellation, equity impact						$ (2,119)
Other share purchases						(0.2)
Other share purchases, equity impact						$ (53)
Exercise of options and employee transactions shares						(2.2)
Exercise of options and employee transactions						$ (233)
Equity based compensation shares						2.3
Equity-based compensation, equity impact						$ 91
Shares delivered to divested business employees as a result of spin-off						32
Taxes on treasury shares transactions						(185)
Increase of treasury share repurchase obligation under a share buyback trading plan						(1,926)
Dividends						321
Dividend in kind						(23,434)
Net income						(1,228)
Other comprehensive income						(815)
Transaction costs recorded in equity						(242)
Impact of change in ownership of consolidated entities						0
Other movements						$ 13
Number of shares outstanding at end of period		(30.0)				(30.0)
Equity at end of period		$ (25,389)				$ (25,389)
Equity attributable to owners of parent [member] | Previously stated [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period						78,614		74,168
Equity attributable to owners of parent [member] | Previously stated [member] | Change to prior year-end [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period						4,446
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period						3	[6]	60	[7]
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Change to prior year-end [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period						(57)
Equity attributable to owners of parent [member] | Restated Value Adjustments [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period						78,617		$ 74,228
Equity attributable to owners of parent [member] | Restated Value Adjustments [member] | Change to prior year-end [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period						$ 4,389

[1]	Included in Q2 2019 is a USD 69 million impact related to the revaluation of deferred tax liability on treasury shares that are recognized through retained earnings. This revaluation resulted from the Swiss Federal tax reform enacted in May 2019, effective January 1, 2020.
[2]	Included in H1 2019 is a USD 69 million impact related to the revaluation of deferred tax liability on treasury shares that are recognized through retained earnings. This revaluation resulted from the Swiss Federal tax reform enacted in May 2019, effective January 1, 2020.
[3]	Fair value of the dividend-in-kind of the Alcon business distributed to Novartis AG shareholders and ADR (American Depositary Receipt) holders approved at the 2019 Annual General Meeting held on February 28, 2019. Distribution was effected on April 9, 2019, whereby each Novartis AG shareholders and ADR holder received 1 Alcon Inc, share for every 5 Novartis AG shares/ADRs they held on April 8, 2019, close of business (see Note 2, 3 and 11 for further details)
[4]	Transaction costs directly attributable to the distribution (spin-off) of the Alcon business to Novartis AG shareholders (see Note 2)
[5]	Impact of hyperinflationary economies
[6]	In H1 2019, the impact of change in accounting policy includes USD 3 million related to the implementation of IFRS 16 – Leases (see Notes 2 and 6 for further details).
[7]	The impact of change in accounting policies includes USD 60 million relating to IFRS 15 implementation and USD 177 million relating to IFRS 9 implementation (see Note 1 and 29 of the 2018 Annual report).